Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Included in voyage expenses
Charter hire commissions (a)	$ 858	$ 934
Included in general and administrative expenses - related party
Executive services fee (d)	326	289
Administrative services fee (e)	60	60
Management fees-related party
Management fees (a)	$ 3,147	$ 3,056